Fair Value Measurements and Disclosures - Schedule of Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Marketable securities:
Total assets	$ 448,381	$ 164,301
Liability
Participation right liability	0	3,105	$ 3,105
Total liabilities	37,285	19,580
Recurring Basis
Cash equivalents:
Cash and Cash Equivalents, Fair Value Disclosure	371,832	30,666
Marketable securities:
Marketable securities	51,773	124,780
Total assets	423,605	155,446
Liability
Participation right liability		3,105
Total liabilities		3,105
Recurring Basis | Treasury bills [Member]
Marketable securities:
Marketable securities		30,932
Recurring Basis | Corporate debt securities
Marketable securities:
Marketable securities	44,460	87,972
Money market funds | Recurring Basis
Cash equivalents:
Cash and Cash Equivalents, Fair Value Disclosure	366,348	30,666
Commercial paper | Recurring Basis
Cash equivalents:
Cash and Cash Equivalents, Fair Value Disclosure	5,484
Marketable securities:
Marketable securities	7,313	5,876
Level 1 | Recurring Basis
Cash equivalents:
Cash and Cash Equivalents, Fair Value Disclosure	366,348	30,666
Marketable securities:
Marketable securities	0	30,932
Total assets	366,348	61,598
Liability
Participation right liability		0
Total liabilities		0
Level 1 | Recurring Basis | Treasury bills [Member]
Marketable securities:
Marketable securities		30,932
Level 1 | Recurring Basis | Corporate debt securities
Marketable securities:
Marketable securities	0	0
Level 1 | Money market funds | Recurring Basis
Cash equivalents:
Cash and Cash Equivalents, Fair Value Disclosure	366,348	30,666
Level 1 | Commercial paper | Recurring Basis
Marketable securities:
Marketable securities	0	0
Level 2 | Recurring Basis
Cash equivalents:
Cash and Cash Equivalents, Fair Value Disclosure	5,484	0
Marketable securities:
Marketable securities	51,773	93,848
Total assets	57,257	93,848
Liability
Participation right liability		0
Total liabilities		0
Level 2 | Recurring Basis | Treasury bills [Member]
Marketable securities:
Marketable securities		0
Level 2 | Recurring Basis | Corporate debt securities
Marketable securities:
Marketable securities	44,460	87,972
Level 2 | Money market funds | Recurring Basis
Cash equivalents:
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Level 2 | Commercial paper | Recurring Basis
Cash equivalents:
Cash and Cash Equivalents, Fair Value Disclosure	5,484
Marketable securities:
Marketable securities	7,313	5,876
Level 3 | Recurring Basis
Cash equivalents:
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Marketable securities:
Marketable securities	0	0
Total assets	0	0
Liability
Participation right liability		3,105
Total liabilities		3,105
Level 3 | Recurring Basis | Treasury bills [Member]
Marketable securities:
Marketable securities		0
Level 3 | Recurring Basis | Corporate debt securities
Marketable securities:
Marketable securities	0	0
Level 3 | Money market funds | Recurring Basis
Cash equivalents:
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Level 3 | Commercial paper | Recurring Basis
Cash equivalents:
Cash and Cash Equivalents, Fair Value Disclosure	0
Marketable securities:
Marketable securities	$ 0	$ 0